Related Parties - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	May 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Expense recognised for bad or doubtful debts		$ 0
Naspers Limited and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Payment received from related party			$ 402,242,000	$ 1,002,195,000
Service fee charged by related party			5,070,000	11,333,000
Hotel room nights sold and bus tickets as an agent to related party				516,000
Fees and commission paid to related party				26,000
Naspers Limited and Subsidiaries [Member] | Air Ticket [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Air tickets procured from related party				$ 829,000
Simplotel Technologies Private Limited [Member] | Preference shares [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares held	1,181
Simplotel Technologies Private Limited [Member] | Ordinary shares [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares held	2,105
Holiday IQ Pte Ltd and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cash consideration			$ 700,000
PasajeBus SpA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of voting equity interests acquired					20.50%
Other Non-current Assets [Member] | MTH Internet: SEA. Pte. Ltd [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value of amount receivable from related party	$ 17,101,000